Offsets	Jul. 30, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	XTI Aerospace, Inc
Form or Filing Type	S-3
File Number	333-279901
Initial Filing Date	May 31, 2024
Fee Offset Claimed	$ 43,644.77
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 295,696,275.03
Explanation for Claimed Amount	The Registrant previously registered securities having a maximum aggregate offering price of $350,000,000 pursuant to a registration statement on Form S-3 (File No. 333-279901), initially filed on May 31, 2024, as amended by Amendment No. 1 filed on June 14, 2024, which became effective on June 18, 2024 (as amended, the “2024 Registration Statement”). In respect of the 2024 Registration Statement, the Registrant (i) paid an aggregate registration fee of $45,789.68 in respect of $310,228,162.33 in newly registered securities (the “New Securities”) (based on a fee rate of $147.60 per million dollars), which consists of (x) a registration fee of $28,815.68 paid in connection with the initial filing of the 2024 Registration Statement in respect of a portion of the New Securities with a maximum aggregate offering price of $195,228,162.33 and (y) a registration fee of $16,974.00 paid in connection with the filing of Amendment No. 1 to the 2024 Registration Statement in respect of the balance of the New Securities with a maximum aggregate offering price of $115,000,000.00, and (ii) utilized previously paid registration fees of $4,339.10 in respect of $39,771,837.67 in carry forward securities (based on a fee rate of $109.10 per million dollars) that remained unsold from the Registrant’s registration statement on Form S-3 (File No. 333-256827), which was filed on June 4, 2021 and which became effective on June 17, 2021 (the “2021 Registration Statement”) (such carry forward securities were included in the 2024 Registration Statement pursuant to Rule 415(a)(6) under the Securities Act). Pursuant to Rule 415(a)(6) under the Securities Act, the offering of securities under the 2021 Registration Statement was deemed terminated as of the date of effectiveness of the 2024 Registration Statement. As a result of the Registrant’s untimely filing of a Current Report on Form 8-K, upon the Registrant’s filing of its Annual Report on Form 10-K for the year ended December 31, 2024 on April 15, 2025 (the “Ineligibility Date”), the Registrant became ineligible to use the 2024 Registrant Statement or to file new short form registration statements on Form S-3 until August 1, 2025. As of the Ineligibility Date, there remained unsold securities with an aggregate offering price of $295,696,275.03 registered pursuant the 2024 Registration Statement (the “Unsold Securities”), for which the Registrant previously paid a registration fee of $43,644.77. On April 18, 2025, the Registrant filed Post-Effective Amendment No. 1 to the 2024 Registration Statement on Form S-1, as amended by Post-Effective Amendment No. 2 to the 2024 Registration Statement on Form S-1 filed on April 18, 2025, which became effective on April 29, 2025 (as amended, the “Post-Effective Amendment”). The Post-Effective Amendment was filed to convert the 2024 Registration Statement into a registration statement on Form S-1 in order to maintain the registration of certain securities previously registered on the 2024 Registration Statement prior to the Ineligibility Date. Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting $43,644.77 of the filing fees associated with the filing of this registration statement with the fees previously paid to register the Unsold Securities under the 2024 Registration Statement. The Registrant hereby confirms that it has terminated the offering of any Unsold Securities under the 2024 Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	XTI Aerospace, Inc
Form or Filing Type	S-3
File Number	333-279901
Filing Date	May 31, 2024
Fee Paid with Fee Offset Source	$ 28,815.68
Explanation for Claimed Amount	The Registrant previously registered securities having a maximum aggregate offering price of $350,000,000 pursuant to a registration statement on Form S-3 (File No. 333-279901), initially filed on May 31, 2024, as amended by Amendment No. 1 filed on June 14, 2024, which became effective on June 18, 2024 (as amended, the “2024 Registration Statement”). In respect of the 2024 Registration Statement, the Registrant (i) paid an aggregate registration fee of $45,789.68 in respect of $310,228,162.33 in newly registered securities (the “New Securities”) (based on a fee rate of $147.60 per million dollars), which consists of (x) a registration fee of $28,815.68 paid in connection with the initial filing of the 2024 Registration Statement in respect of a portion of the New Securities with a maximum aggregate offering price of $195,228,162.33 and (y) a registration fee of $16,974.00 paid in connection with the filing of Amendment No. 1 to the 2024 Registration Statement in respect of the balance of the New Securities with a maximum aggregate offering price of $115,000,000.00, and (ii) utilized previously paid registration fees of $4,339.10 in respect of $39,771,837.67 in carry forward securities (based on a fee rate of $109.10 per million dollars) that remained unsold from the Registrant’s registration statement on Form S-3 (File No. 333-256827), which was filed on June 4, 2021 and which became effective on June 17, 2021 (the “2021 Registration Statement”) (such carry forward securities were included in the 2024 Registration Statement pursuant to Rule 415(a)(6) under the Securities Act). Pursuant to Rule 415(a)(6) under the Securities Act, the offering of securities under the 2021 Registration Statement was deemed terminated as of the date of effectiveness of the 2024 Registration Statement. As a result of the Registrant’s untimely filing of a Current Report on Form 8-K, upon the Registrant’s filing of its Annual Report on Form 10-K for the year ended December 31, 2024 on April 15, 2025 (the “Ineligibility Date”), the Registrant became ineligible to use the 2024 Registrant Statement or to file new short form registration statements on Form S-3 until August 1, 2025. As of the Ineligibility Date, there remained unsold securities with an aggregate offering price of $295,696,275.03 registered pursuant the 2024 Registration Statement (the “Unsold Securities”), for which the Registrant previously paid a registration fee of $43,644.77. On April 18, 2025, the Registrant filed Post-Effective Amendment No. 1 to the 2024 Registration Statement on Form S-1, as amended by Post-Effective Amendment No. 2 to the 2024 Registration Statement on Form S-1 filed on April 18, 2025, which became effective on April 29, 2025 (as amended, the “Post-Effective Amendment”). The Post-Effective Amendment was filed to convert the 2024 Registration Statement into a registration statement on Form S-1 in order to maintain the registration of certain securities previously registered on the 2024 Registration Statement prior to the Ineligibility Date. Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting $43,644.77 of the filing fees associated with the filing of this registration statement with the fees previously paid to register the Unsold Securities under the 2024 Registration Statement. The Registrant hereby confirms that it has terminated the offering of any Unsold Securities under the 2024 Registration Statement.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	XTI Aerospace, Inc
Form or Filing Type	S-3
File Number	333-279901
Filing Date	Jun. 14, 2024
Fee Paid with Fee Offset Source	$ 14,829.09
Explanation for Claimed Amount	The Registrant previously registered securities having a maximum aggregate offering price of $350,000,000 pursuant to a registration statement on Form S-3 (File No. 333-279901), initially filed on May 31, 2024, as amended by Amendment No. 1 filed on June 14, 2024, which became effective on June 18, 2024 (as amended, the “2024 Registration Statement”). In respect of the 2024 Registration Statement, the Registrant (i) paid an aggregate registration fee of $45,789.68 in respect of $310,228,162.33 in newly registered securities (the “New Securities”) (based on a fee rate of $147.60 per million dollars), which consists of (x) a registration fee of $28,815.68 paid in connection with the initial filing of the 2024 Registration Statement in respect of a portion of the New Securities with a maximum aggregate offering price of $195,228,162.33 and (y) a registration fee of $16,974.00 paid in connection with the filing of Amendment No. 1 to the 2024 Registration Statement in respect of the balance of the New Securities with a maximum aggregate offering price of $115,000,000.00, and (ii) utilized previously paid registration fees of $4,339.10 in respect of $39,771,837.67 in carry forward securities (based on a fee rate of $109.10 per million dollars) that remained unsold from the Registrant’s registration statement on Form S-3 (File No. 333-256827), which was filed on June 4, 2021 and which became effective on June 17, 2021 (the “2021 Registration Statement”) (such carry forward securities were included in the 2024 Registration Statement pursuant to Rule 415(a)(6) under the Securities Act). Pursuant to Rule 415(a)(6) under the Securities Act, the offering of securities under the 2021 Registration Statement was deemed terminated as of the date of effectiveness of the 2024 Registration Statement. As a result of the Registrant’s untimely filing of a Current Report on Form 8-K, upon the Registrant’s filing of its Annual Report on Form 10-K for the year ended December 31, 2024 on April 15, 2025 (the “Ineligibility Date”), the Registrant became ineligible to use the 2024 Registrant Statement or to file new short form registration statements on Form S-3 until August 1, 2025. As of the Ineligibility Date, there remained unsold securities with an aggregate offering price of $295,696,275.03 registered pursuant the 2024 Registration Statement (the “Unsold Securities”), for which the Registrant previously paid a registration fee of $43,644.77. On April 18, 2025, the Registrant filed Post-Effective Amendment No. 1 to the 2024 Registration Statement on Form S-1, as amended by Post-Effective Amendment No. 2 to the 2024 Registration Statement on Form S-1 filed on April 18, 2025, which became effective on April 29, 2025 (as amended, the “Post-Effective Amendment”). The Post-Effective Amendment was filed to convert the 2024 Registration Statement into a registration statement on Form S-1 in order to maintain the registration of certain securities previously registered on the 2024 Registration Statement prior to the Ineligibility Date. Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting $43,644.77 of the filing fees associated with the filing of this registration statement with the fees previously paid to register the Unsold Securities under the 2024 Registration Statement. The Registrant hereby confirms that it has terminated the offering of any Unsold Securities under the 2024 Registration Statement.